Note 7 - Investment in Affiliates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Note 7 - Investment in Affiliates (Details) [Line Items]
Income (Loss) from Equity Method Investments	¥ 26,924	$ 4,156	¥ 30,649	¥ 20,621
	¥ 37,567	$ 5,799
Shanghai Teamhead Automobile Surveyors Co. Ltd [Member]
Note 7 - Investment in Affiliates (Details) [Line Items]
Equity Method Investment, Ownership Percentage	40.00%	40.00%	40.00%
Sincere Fame International Limited [Member]
Note 7 - Investment in Affiliates (Details) [Line Items]
Equity Method Investment, Ownership Percentage	20.60%	20.60%	20.60%